SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					12/31/03
FILER
	CIK		0001093694
	CCC		vif$9tkp

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@equityinvestmentcorp.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2003

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road
           Suite 200
           Atlanta, GA  30305

13F File Number:		28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
James F. Barksdale, Atlanta, GA, 01/14/04

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	44
Form 13F Information Table Value Total:	$198754 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886101      77012592810SH       sole          2540265       52545
ALLTEL Corp         COM    020039103      5783 124161SH       sole           122446        1715
Abbott Labs         COM    002824100      3039  65214SH       sole            65214           0
Automatic Data Proc COM    053015103      6013 151809SH       sole           148949        2860
Bellsouth Corp.     COM    079860102      3685 130202SH       sole           126617        3585
Berkshire Hathaway BCOM    084670207       985    350SH       sole              344           6
Bristol Myers SquibbCOM    110122108      6646 232392SH       sole           227617        4775
Burlington ResourcesCOM    122014103      7382 133299SH       sole           130854        2445
C.R. Bard           COM    067383109      3931  48380SH       sole            47300        1080
CNA Financial       COM    126117100      6016 249615SH       sole           245296        4319
Cadbury Schweppes   COM    127209302      5127 171520SH       sole           168630        2890
CenturyTel          COM    156700106      1888  57877SH       sole            57877           0
ChevronTexaco       COM    166764100      4356  50417SH       sole            49131        1286
ConocoPhillips      COM    20825C104      5209  79442SH       sole            77738        1704
Consolidated Edison COM    209115104      2333  54245SH       sole            54245           0
Diagnostic Products COM    252450101      1342  29235SH       sole            29235           0
Exxon Mobil         COM    30231G102      1303  31792SH       sole            31792           0
Franklin Resources  COM    354613101      4975  95565SH       sole            93700        1865
Gannett Company     COM    36473010       3929  44068SH       sole            43563         505
General Dynamics    COM    369550108      5421  59970SH       sole            58860        1110
Harley-Davidson     COM    412822108      5196 109330SH       sole           107410        1920
Heinz (HJ) Co.      COM    423074103      6757 185473SH       sole           182438        3035
Home Depot          COM    437076102      4322 121783SH       sole           117743        4040
Intel Corp          COM    458140100       338  10532SH       sole            10532           0
Kimberly Clark      COM    494368103      4498  76125SH       sole            74785        1340
Knight-Ridder       COM    499040103      4601  59465SH       sole            58900         565
Lancaster Colony Cp COM    513847103      5093 112775SH       sole           110790        1985
Lilly (li)          COM    532457108      3187  45315SH       sole            44035        1280
Lockheed Martin     COM    539830109      6190 120426SH       sole           118711        1715
Marsh & McLennan    COM    571748102      6339 132357SH       sole           130062        2295
Martin Marietta MatlCOM    573284106      8078 171975SH       sole           168485        3490
Microsoft Corp.     COM    594918104      1034  37786SH       sole            37266         520
Nabors Industries   COM    629568106      4701 113277SH       sole           111557        1720
National Fuel Gas   COM    636180101      2542 104013SH       sole           104013           0
Newell Rubbermaid   COM    651229106      5873 257940SH       sole           253410        4530
Northrop Grumman    COM    666807102      5649  59085SH       sole            58135         950
PartnerRe Ltd       COM    G6852&105      6411 110438SH       sole           108203        2235
Pfizer, Inc         COM    717081103      5018 142046SH       sole           138341        3705
Plum Creek Timber   COM    729251108      6238 204851SH       sole           201125        3726
Sensient Tech       COM    81725T100      3814 192910SH       sole           189565        3345
St. Paul Co         COM    792860108      4999 126082SH       sole           124037        2045
T.Rowe Price        COM    741477103      3213  67770SH       sole            66280        1490
Torchmark           COM    891027104      7310 160518SH       sole           157498        3020
Wyeth               COM    983024100       289   6800SH       sole             6800           0
                                      198,754